Note 21 - Assets Classified as Held for Sale - Assets Held for Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Assets held for sale	$ 0	$ 4,080	$ 13,530	$ 13,530
Caret, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	50.00%
Assets held for sale	$ 0	$ 4,080	$ 13,530	$ 13,530